Income tax (Narrative) (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Income tax
Profits tax rate | $	$ 2
Profits tax rate, percentage	8.25%
Statutory tax rate	25.00%	25.00%	25.00%
Applicability of preferential income tax rate	25.00%
Preferential income tax rate	15.00%
valid term of years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Operating loss carryforwards		¥ 359,812						¥ 1,814,685
Accumulated deficit		(228,165)						(506,587)	$ (71,349)
PRC Tax Administration and Collection Law
Income tax
Statute of limitations period if underpayment of taxes due to computational errors by taxpayer or withholding agent	3 years
Statute of limitations extended period under special circumstances	5 years
Underpayment of tax liability								100
Statute of limitations under related party transactions	10 years
CHINA
Income tax
Accumulated deficit		¥ 1,601,313						¥ 2,332,782
Hong Kong
Income tax
Statutory tax rate	16.50%